Segment information - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment information
Number of reportable segments	4
Number of operating segments	4
Largest customer
Segment information
Net sales from largest customer (as a percent)		10.00%	11.00%